Note 10 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Net loss attributable to BeyondSpring Inc. — basic and diluted	$ (9,367)	$ (14,930)	$ (24,012)	$ (40,752)
Weighted average number of ordinary shares outstanding — basic and diluted (in shares)	25,309,776	22,951,635	23,819,453	22,547,990
Net loss per share —basic and diluted (in dollars per share)	$ (0.37)	$ (0.65)	$ (1.01)	$ (1.81)